TRANSFERS TO OR FROM OTHER PLANS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
EBP 101
EBP, Description of Plan [Line Items]
Net assets available for benefits	$ 32,011,842	$ 389,046,495	$ 416,840,247	$ 363,353,558